OPERATING SEGMENTS - Distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Total income	[1]	S/ 18,382,000	S/ 19,674,000	S/ 17,995,000
Operating income	[2]	8,929,000	9,589,000	8,958,000
Total non-current assets		4,717,000	4,799,000	3,536,000
Total liabilities		211,960,516	161,113,030	152,997,000
Peru
Disclosure of major customers [line items]
Total income	[1]	16,452,000	17,990,000	16,472,000
Operating income	[2]	8,413,000	9,105,000	8,474,000
Total non-current assets		3,825,000	3,925,000	3,145,000
Total liabilities		187,291,000	142,161,000	135,422,000
Bermuda Country [Member]
Disclosure of major customers [line items]
Total income	[1]	(14,000)	13,000	13,000
Operating income	[2]	(22,000)	10,000	14,000
Total non-current assets		134,000	117,000	88,000
Total liabilities		1,930,000	266,000	169,000
Panama [Member]
Disclosure of major customers [line items]
Total income	[1]	18,000	0	2,000
Operating income	[2]	0	0	0
Total non-current assets		0	0	0
Total liabilities		491,000	0	0
Cayman Islands [Member]
Disclosure of major customers [line items]
Total income	[1]	340,000	354,000	285,000
Operating income	[2]	39,000	88,000	134,000
Total non-current assets		32,000	20,000	3,000
Total liabilities		6,913,000	5,008,000	5,465,000
Bolivia
Disclosure of major customers [line items]
Total income	[1]	853,000	809,000	750,000
Operating income	[2]	357,000	368,000	344,000
Total non-current assets		101,000	93,000	78,000
Total liabilities		11,870,000	9,815,000	9,317,000
Colombia
Disclosure of major customers [line items]
Total income	[1]	566,000	356,000	314,000
Operating income	[2]	144,000	21,000	(2,000)
Total non-current assets		451,000	432,000	138,000
Total liabilities		2,607,000	2,769,000	1,823,000
United States
Disclosure of major customers [line items]
Total income	[1]	33,000	10,000	6,000
Operating income	[2]	0	(1,000)	0
Total non-current assets		3,000	3,000	0
Total liabilities		6,000	6,000	2,000
Chile [Member]
Disclosure of major customers [line items]
Total income	[1]	134,000	142,000	153,000
Operating income	[2]	(2,000)	(2,000)	(6,000)
Total non-current assets		171,000	209,000	84,000
Total liabilities		S/ 853,000	S/ 1,088,000	S/ 799,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.